1352079

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING
RECEIVED
FEB 01 2006
WASH. DC
209
SECTION

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

[redacted]

06023988

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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Purchase of limited partnership interests in Glynn Partners, L.P. (the "Partnership")

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ **Rule 506** ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ **New Filing** ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Glynn Partners, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code)
c/o Glynn Management, LLC, 3000 Sand Hill Road, Building 4, Suite 235, Menlo Park, California 94025 (650) 292-0191

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code)

PROCESSED
FEB 02 2006
THOMSON
FINANCIAL

Brief Description of Business
Venture capital investment limited partnership

Type of Business Organization
☐ corporation ☒ **limited partnership, already formed** ☐ other: LLC, already formed
☐ business trust ☐ limited partnership, to be formed

	Month	Year	
Actual or Estimated Date of Incorporation or Organization:	12	2005	☒ **Actual** ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **DE**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ **General Partner of the Partnership (the "General Partner")**

Full Name (Last name first, if individual)
Glynn Management, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
3000 Sand Hill Road, Building 4, Suite 235, Menlo Park, California 94025

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ **A Manager of the General Partner**

Full Name (Last name first, if individual)
John Glynn

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Glynn Management, LLC, 3000 Sand Hill Road, Building 4, Suite 235, Menlo Park, California 94025

Check Box(es) that Apply: ☐ Promoter ☒ **Beneficial Owner** ☐ Executive Officer ☐ Director ☐ Other

Full Name (Last name first, if individual)
The Board of Trustees of the Leland Stanford Junior University

Business or Residence Address (Number and Street, City, State, Zip Code)
2770 Sand Hill Road, Menlo Park, California 94025

Check Boxes that Apply: ☐ Promoter ☒ **Beneficial Owner** ☐ Executive Officer ☐ Director ☐ Other

Full Name (Last name first, if individual)
University of Virginia Investment Management Company

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 400215, Charlottesville, Virginia 22903

Check Boxes that Apply: ☐ Promoter ☒ **Beneficial Owner** ☐ Executive Officer ☐ Director ☐ Other

Full Name (Last name first, if individual)
University of Notre Dame du Lac

Business or Residence Address (Number and Street, City, State, Zip Code)
900 Grace Hall, Notre Dame, Indiana 46556-5612

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ Other

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ Other

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ Other

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ Other

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?...................................... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to the state administrator of any state in which the notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to any state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Glynn Partners, L.P.	John Glynn	**January 18, 2006**
Name (Print or Type)	Title (Print or Type)	
John Glynn	**A Managing Director of Glynn Management, LLC, which serves as the sole General Partner of Glynn Partners, L.P.**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.